Expense Example	May 01, 2026 USD ($)
MH Elite Small Cap Fund of Funds | MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 218
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	1,206
Expense Example, with Redemption, 10 Years	2,746
MH Elite Fund of Funds | MH Elite Fund of Funds
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,372
MH Elite Select Portfolio of Funds | MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	208
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	2,617
MH Elite Income Fund of Funds | MH Elite Income Fund of Funds
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	1,070
Expense Example, with Redemption, 10 Years	$ 2,437